SEGMENT REPORTING - Disclosure of non-current assets, excluding deferred tax assets and financial assets, by geographic regions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	$ 135,077	$ 111,932
Israel
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	106,215	97,209
USA
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	12,615	13,696
Rest of the world
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	$ 16,247	$ 1,027